Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of difference between statutory federal income tax rate on income before income taxes and effective income tax rate
The difference between the statutory federal income tax rate on income before income taxes and our effective income tax rate is summarized as follows:

	2024	2023	2022
Statutory federal income tax rate	21.0%	21.0%	21.0%
Patronage exclusion	(21.0)%	(21.0)%	(21.0)%
Effective income tax rate	0.0%	0.0%	0.0%

Schedule of components of net deferred tax assets and liabilities
The components of our net deferred tax assets and liabilities as of December 31, 2024 and 2023 were as follows:

	(dollars in thousands)
	2024	2023
Deferred tax assets
Net operating losses	$157,190	$109,447
Obligation related to asset retirements	319,040	375,530
Advance payments	142,949	176,956
Other regulatory liabilities	36,973	23,652
Other assets	13,026	30,085
Deferred tax assets	669,178	715,670
Less: Valuation allowance	—	—
Net deferred tax assets	$669,178	$715,670
Deferred tax liabilities
Fixed assets and intangibles	$(175,777)	$(154,219)
Right-of-use assets-finance leases	(75,508)	(77,923)
Other regulatory asset	(338,048)	(373,802)
Other liabilities	(19,024)	(15,679)
Deferred tax liabilities	(608,357)	(621,623)
Net deferred tax assets (liabilities)	$60,821	$94,047
Less: Patronage exclusion	(60,821)	(94,047)
Net deferred taxes	$—	$—